Share-based payments - Performance share units and restricted share units (Details)	12 Months Ended
Sep. 30, 2025 shares
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period for stock options	4 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period for stock options	4 years
Class A subordinate voting shares | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per instrument granted which participants are entitled to (in shares)	1
Class A subordinate voting shares | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per instrument granted which participants are entitled to (in shares)	1